Loans and Allowance for Credit Losses (Loans by Domicile and Type of Industry of Borrower Segment Classification) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Domestic and Foreign
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (102,871)		¥ (99,724)
Total	87,501,975	[1]	92,185,910	[1]
Loan held for sale	65,162		102,268
Domestic Loans [Member]
Domestic
Total domestic	67,552,646		72,017,875
Domestic Loans [Member] | Manufacturing [Member]
Loans by type of industry by domicile	11,248,033		12,027,795
Domestic Loans [Member] | Construction [Member]
Loans by type of industry by domicile	1,280,899		1,427,933
Domestic Loans [Member] | Real Estate [Member]
Loans by type of industry by domicile	11,660,798		12,261,588
Domestic Loans [Member] | Services [Member]
Loans by type of industry by domicile	3,417,689		3,714,148
Domestic Loans [Member] | Wholesale and Retail [Member]
Loans by type of industry by domicile	8,443,580		8,597,192
Domestic Loans [Member] | Banks and Other Financial Institutions [Member]
Loans by type of industry by domicile	3,421,419	[2]	4,159,603	[2]
Domestic Loans [Member] | Communication and Information Services [Member]
Loans by type of industry by domicile	1,249,272		1,339,753
Domestic Loans [Member] | Other Industries [Member]
Loans by type of industry by domicile	8,410,092		9,393,031
Domestic Loans [Member] | Consumer [Member]
Loans by type of industry by domicile	18,420,864		19,096,832
Foreign Loans [Member]
Foreign
Total foreign	20,052,200		20,267,759
Foreign Loans [Member] | Governments and Official Institutions [Member]
Loans by type of industry by domicile	516,637		490,376
Foreign Loans [Member] | Banks and Other Financial Institutions [Member]
Loans by type of industry by domicile	3,565,502	[2]	2,970,470	[2]
Foreign Loans [Member] | Commercial and Industrial [Member]
Loans by type of industry by domicile	13,116,390		14,252,704
Foreign Loans [Member] | Other [Member]
Loans by type of industry by domicile	¥ 2,853,671		¥ 2,554,209

[1]	The above table includes loans held for sale of ¥102,268 million and ¥65,162 million at March 31, 2010 and 2011, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.